Stock Options (Details)	Mar. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) shares	Apr. 28, 2016 shares	Dec. 31, 2015 USD ($) $ / shares shares
Stock Options Details
Common stock reserved for issuance under the 2013 Plan			319,269
Shares of our common stock to a total of shares			375,000
Shares of common stock were reserved for issuance under the 2011 Plan		750
Shares of common stock were reserved for issuance under the 2013 Plan		199,669
Company granted a total of options	123,750	73,688		28,438
Total compensation cost of the options | $	$ 162,350	$ 168,411		$ 306,796
Total compensation cost of the options will be recognized in years	1.50			3.81
Weighted average exercise price of the options | $ / shares	$ 4.00			$ 11.88
Weighted average fair value of the options on the dates of grant | $ / shares	$ 2.85			$ 11.82
Options vested		2,938
Options to purchase shares outstanding under the plans		101,188
Vested options exercisable into shares of common stock		2,938
Shares reserved for future grant		200,419
Total share-based compensation expense | $		$ 341,558		$ 518,438
Unrecognized share-based compensation expense | $		$ 452,551		$ 619,300
Weighted average remaining recognition period		9.29		9.65